Average Annual Total Returns - FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO - FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO - Fidelity International Small Cap Opportunities Fund	Dec. 30, 2022
Fidelity Advisor International Small Cap Opportunities Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	10.65%
Past 5 years	14.51%
Past 10 years	12.41%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.41%
Past 5 years	13.83%
Past 10 years	12.04%
Fidelity Advisor International Small Cap Opportunities Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.76%
Past 5 years	11.64%
Past 10 years	10.40%
Fidelity Advisor International Small Cap Opportunities Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	15.55%
Past 5 years	14.97%
Past 10 years	12.39%
Fidelity Advisor International Small Cap Opportunities Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	13.06%
Past 5 years	14.73%
Past 10 years	12.36%
Fidelity Advisor International Small Cap Opportunities Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	17.73%
Past 5 years	16.19%
Past 10 years	13.40%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	17.93%
Since Inception	15.22%	[1]
MS141
Average Annual Return:
Past 1 year	10.26%
Past 5 years	11.21%
Past 10 years	10.94%

[1]	A From October 2, 2018